Property and Equipment (including Concession Assets) - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Accumulated amortization	$ 431.1		$ 431.1		$ 402.7	$ 347.1
Concession assets, net of accumulated amortization	1,938.3		1,938.3		1,893.9	1,855.1
Depreciation and amortization	$ 26.2	$ 23.0	$ 76.1	$ 67.5	$ 91.3	$ 86.8	$ 94.0